CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Net loss	$ (802,966)	$ (4,195,265)	$ (4,514,971)	$ (1,580,733)
Adjustments to reconcile net loss to net cash used in operating activities:
Shares issued for services provided	0	3,033,400	3,033,400	288,546
Amortization of debt discount	402,146	292,470	360,847	119,324
Change in fair value of derivative liabilities	(141,337)	(41,859)	(77,228)	(192,759)
Gain on debt extinguishment	(43,673)	(102,579)	(37,461)	0
Financing cost			0	200,616
Write-off of note receivable and investments	0	21,500	21,500	65,000
Initial derivative expense	142,726	0
Impairment of inventory	0	72,853	72,853	0
Changes in operating assets and liabilities:
Accounts receivable	0	3,600	3,600	(3,600)
Prepaids & other current assets	(5,542)	(15,583)	(6,618)	12,133
Accounts payable and accrued liabilities	104,877	172,264	204,190	269,852
Accrued interest	(5,512)	48,500	48,902	34,196
Inventory			0	40,321
Net cash used in operating activities	(349,281)	(710,699)	(890,986)	(747,104)
Cash Flows from Investing Activities
Investment in operating companies			0	(65,000)
Investment in note receivable			0	(21,500)
Net cash used in investing activities	0	0	0	(86,500)
Cash Flows from Financing Activities
Increase in note payable to shareholder	464,000	270,000	415,000	215,500
Proceeds from convertible notes	76,000	419,500	494,500	245,000
Repayment of convertible notes	(274,916)	(316,893)	(436,447)	(95,520)
Proceeds from sale of common stock, net of offering costs	83,117	315,933	371,070	412,500
Net cash provided by financing activities	348,201	688,540	844,123	777,480
Net increase (decrease) in cash	(1,080)	(22,159)	(46,863)	(56,124)
Cash, beginning of period	2,078	48,941	48,941	105,065
Cash, end of period	998	26,782	2,078	48,941
Supplemental disclosures of cash items
Interest paid			0	0
Income tax paid			0	0
Supplemental scheudle of non-cash investing and financing activities
Discount on convertible notes payable from derivative liability	1,723,776	123,280	147,805	141,231
Conversion of loans and accrued interest into common stock	$ 25,902	$ 79,577	144,377	0
Settlement of derivative liability			$ 0	$ 59,831